Short-term loan	12 Months Ended
Dec. 31, 2024
Short-term loan
Short-term loan
10	Short-term loan

	As of December 31,
	2023	2024
	RMB	RMB	US$
Short-term bank borrowings	—	3,000	411

In March 2024, the Company borrowed a RMB denominated loan of RMB3,000 (US$411) with a fixed interest rate of 4.9% for a one-year term from Shenzhen Zhongxiaodan Micro Credit Co., Ltd.